Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Note — 0.8%

Volatility Note — 0.8%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $6,406,947)	302,725	$6,481,342

Exchange Traded Vehicles — 2.6%

Gold Funds — 1.8%
Aberdeen Standard Physical Gold Shares ETF*(a)	61,227	1,057,390
Graniteshares Gold Trust*(a)	22,405	399,929
iShares Gold Trust*	368,139	12,597,717
SPDR Gold MiniShares Trust*(a)	106,838	1,910,264
Total Gold Funds		15,965,300

Silver Funds — 0.8%
Aberdeen Standard Physical Silver Shares ETF*	22,959	497,751
iShares Silver Trust*	294,395	6,123,416
Total Silver Funds		6,621,167
Total Exchange Traded Vehicles
(Cost $22,806,783)		22,586,467

Investment Companies — 96.2%

Bank Loan Funds — 11.1%
Invesco Senior Loan ETF(a)	1,777,113	39,060,944
SPDR Blackstone Senior Loan ETF(a)	1,215,417	55,410,861
Total Bank Loan Funds		94,471,805

Broad Funds — 1.6%
FlexShares Global Upstream Natural Resources Index Fund(a)	244,185	10,089,724
SPDR S&P Global Natural Resources ETF	62,974	3,542,288
Total Broad Funds		13,632,012

Convertible Bond Funds — 9.9%
iShares Convertible Bond ETF(a)	205,836	17,028,812
SPDR Bloomberg Convertible Securities ETF(a)	873,960	67,137,607
Total Convertible Bond Funds		84,166,419

Emerging Bonds - Local Currency Funds — 2.3%
SPDR Bloomberg Emerging Markets Local Bond ETF	209,069	5,084,558
VanEck J. P. Morgan EM Local Currency Bond ETF	505,921	14,519,933
Total Emerging Bonds - Local Currency Funds		19,604,491

Emerging Equity Funds — 10.0%
iShares Core MSCI Emerging Markets ETF	520,303	30,999,652
iShares MSCI Emerging Markets Min Vol Factor ETF	339,415	21,196,467
Vanguard FTSE Emerging Markets ETF	668,552	33,206,978
Total Emerging Equity Funds		85,403,097

Emerging Markets Small Cap Equity Fund — 2.6%
SPDR S&P Emerging Markets SmallCap ETF	378,816	21,797,073

Europe Equity Funds — 2.2%
iShares Core MSCI Europe ETF(a)	65,510	3,677,731
Vanguard FTSE Europe ETF	227,152	14,946,602
Total Europe Equity Funds		18,624,333

Floating Rate - Investment Grade Funds — 5.9%
iShares Floating Rate Bond ETF(a)	738,440	37,438,908
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	417,289	12,769,043
Total Floating Rate - Investment Grade Funds		50,207,951

High Yield Corporate Bond Funds — 1.8%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	191,908	8,568,692
SPDR Bloomberg Short Term High Yield Bond ETF(a)	245,274	6,565,985
Total High Yield Corporate Bond Funds		15,134,677

International Equity Core Funds — 2.5%
iShares Core MSCI EAFE ETF	143,712	10,291,216
Vanguard FTSE Developed Markets ETF(a)	221,775	10,886,935
Total International Equity Core Funds		21,178,151

International Large Cap Growth Fund — 1.1%
iShares MSCI EAFE Growth ETF	90,683	9,055,604

International Small Cap Equity Funds — 0.2%
Schwab International Small-Cap Equity ETF(a)	14,691	564,281
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	11,593	1,462,921
Total International Small Cap Equity Funds		2,027,202

Investment Grade Corporate Bond Funds — 17.3%
SPDR Portfolio Short Term Corporate Bond ETF(a)	770,519	23,662,639
Vanguard Short-Term Corporate Bond ETF	1,540,981	123,725,364
Total Investment Grade Corporate Bond Funds		147,388,003

Japan Equity Fund — 0.8%
iShares MSCI Japan ETF(a)	109,605	7,023,488

Mortgage Backed Securities Funds — 1.4%
iShares MBS ETF	64,577	6,840,642
SPDR Portfolio Mortgage Backed Bond ETF(a)	45,230	1,130,298

Schedule of Investments ─ IQ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Investment Companies (continued)

Mortgage Backed Securities Funds (continued)
Vanguard Mortgage-Backed Securities ETF(a)	78,670	$4,095,560
Total Mortgage Backed Securities Funds		12,066,500

U.S. Dollar Fund — 1.5%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	502,756	13,006,298

U.S. Large Cap Core Funds — 4.4%
Energy Select Sector SPDR Fund	139,803	9,215,814
Financial Select Sector SPDR Fund	354,996	13,866,144
Health Care Select Sector SPDR Fund(a)	35,297	4,632,025
Vanguard Energy ETF(a)	22,114	2,016,355
Vanguard Financials ETF(a)	37,425	3,593,548
Vanguard Health Care ETF(a)	18,492	4,536,827
Total U.S. Large Cap Core Funds		37,860,713

U.S. Large Cap Growth Funds — 0.1%
Schwab U.S. Large-Cap Growth ETF(a)	577	86,037
Vanguard Growth ETF	1,495	434,582
Vanguard Mega Cap Growth ETF	292	69,554
Vanguard Russell 1000 Growth ETF	559	40,119
Total U.S. Large Cap Growth Funds		630,292

U.S. Long Term Treasury Bond Funds — 0.6%
iShares 20+ Year Treasury Bond ETF(a)	25,107	3,574,986
SPDR Portfolio Long Term Treasury ETF(a)	21,681	880,032
Vanguard Long-Term Treasury ETF	6,265	539,479
Total U.S. Long Term Treasury Bond Funds		4,994,497

U.S. Medium Term Treasury Bond Funds — 6.7%
iShares 3-7 Year Treasury Bond ETF(a)	199,466	25,298,273
Schwab Intermediate-Term U.S. Treasury ETF(a)	156,260	8,631,802
Vanguard Intermediate-Term Treasury ETF	355,460	23,254,193
Total U.S. Medium Term Treasury Bond Funds		57,184,268

U.S. Momentum Fund — 1.5%
iShares MSCI USA Momentum Factor ETF(a)	75,822	12,540,959

U.S. Preferred Funds — 1.4%
Invesco Preferred ETF(a)	224,735	3,224,948
iShares Preferred & Income Securities ETF(a)	231,365	8,710,892
Total U.S. Preferred Funds		11,935,840

U.S. REITS Funds — 0.2%
Fidelity MSCI Real Estate Index ETF	2,190	69,795
iShares Core U.S. REIT ETF	1,343	84,434
Vanguard Real Estate ETF(a)	14,156	1,503,934
Total U.S. REITS Funds		1,658,163

U.S. Small Cap Growth Funds — 2.1%
iShares Russell 2000 Growth ETF(a)	24,727	6,273,982
iShares S&P Small-Cap 600 Growth ETF(a)	26,812	3,341,043
Vanguard Small-Cap Growth ETF(a)	34,180	8,395,975
Total U.S. Small Cap Growth Funds		18,011,000

U.S. Small Cap Value Funds — 1.1%
iShares Russell 2000 Value ETF	17,805	2,783,634
iShares S&P Small-Cap 600 Value ETF(a)	15,532	1,551,492
Vanguard Small-Cap Value ETF(a)	27,764	4,746,533
Total U.S. Small Cap Value Funds		9,081,659

U.S. Ultra Short Term Bond Funds — 5.9%
Invesco Treasury Collateral ETF	4,275	451,305
IQ Ultra Short Duration ETF†(b)	1,014,826	49,198,764
Total U.S. Ultra Short Term Bond Funds		49,650,069

Total Investment Companies
(Cost $825,330,677)		818,334,564

Short-Term Investments — 23.8%

Money Market Funds — 23.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	199,155,588	199,155,588
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	2,970,054	2,970,054
Total Short-Term Investments
(Cost $202,125,642)		202,125,642

Total Investments — 123.4%
(Cost $1,056,670,049)		1,049,528,015
Other Assets and Liabilities, Net — (23.4)%		(198,962,390)
Net Assets — 100.0%		$850,565,625

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $221,394,461; total market value of collateral held by the Fund was $225,068,227. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $25,912,639.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $630,240.
(c)	Reflects the 1-day yield at January 31, 2022.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Swap contracts outstanding at January 31, 2022:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Aberdeen Standard Physical Gold Shares ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	$22,641	$–
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	52,915	–
Aberdeen Standard Physical Silver Shares ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	10,667	–
Aberdeen Standard Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	24,910	–
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(620,692)	–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	7/05/2023	Monthly	(1,451,118)	–
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	197,299	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	461,242	–
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,498	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,506	–
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	296,817	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	693,979	–
FlexShares Global Upstream Natural Resources Index Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	215,980	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	504,972	–
Graniteshares Gold Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	8,568	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	20,028	–
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	99,210	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	231,883	–
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	278,413	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	650,967	–
Invesco KBW Bank ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(149,870)	–
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 2.93%	7/05/2023	Monthly	(350,343)	–
Invesco Preferred ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	69,038	–
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	161,409	–
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	836,141	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF	7/05/2023	Monthly	1,954,967	–
Invesco Treasury Collateral ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	9,712	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	22,592	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	138,737	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	324,383	–
IQ Ultra Short Duration ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,053,131	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$2,462,348	$–
iShares 0-5 Year High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	183,422	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	428,863	–
iShares 20+ Year Treasury Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	76,463	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	178,984	–
iShares 3-7 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	541,564	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,266,144	–
iShares Broad USD Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(249,168)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.48%	7/05/2023	Monthly	(582,610)	–
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	364,508	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	852,284	–
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	220,272	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	515,091	–
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	663,602	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,551,523	–
iShares Core MSCI Europe ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	78,708	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	184,083	–
iShares Core S&P U.S. Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(213,718)	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(499,725)	–
iShares Core U.S. REIT ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	1,823	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,212	–
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	801,415	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,873,771	–
iShares Gold Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	269,654	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	630,504	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,464,513)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,424,224)	–
iShares iBoxx High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(752,221)	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(1,758,711)	–
iShares JP Morgan USD Emerging Markets Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(2,666,325)	–
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(6,234,175)	–
iShares MBS ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	146,395	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	342,366	–
iShares MSCI China ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(725,722)	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(1,696,773)	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares MSCI EAFE Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	$193,828	$–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	453,265	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	453,699	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,060,838	–
iShares MSCI Japan ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	150,332	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	351,543	–
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	268,444	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	627,693	–
iShares Preferred & Income Securities ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	186,480	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	435,987	–
iShares Russell 2000 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	134,223	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	314,118	–
iShares Russell 2000 Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	59,566	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	139,299	–
iShares S&P Small-Cap 600 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	71,526	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	167,227	–
iShares S&P Small-Cap 600 Value ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	33,163	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	77,615	–
iShares Silver Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	131,082	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	306,467	–
iShares TIPS Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(521,218)	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(1,218,833)	–
Schwab Intermediate-Term U.S. Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	184,778	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	432,032	–
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	12,061	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	28,231	–
Schwab U.S. Large-Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,789	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,324	–
Schwab U.S. Large-Cap Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(184,291)	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(430,937)	–
Schwab U.S. TIPS ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(285,532)	–
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(667,638)	–
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,186,115	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,773,240	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	$1,437,149	$–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,360,184	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	108,832	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	254,484	–
SPDR Bloomberg High Yield Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(337,718)	–
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(789,558)	–
SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,953,832)	–
SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 5.83%	7/05/2023	Monthly	(4,568,273)	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	273,350	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	639,081	–
SPDR Bloomberg Short Term High Yield Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	140,543	–
SPDR Bloomberg Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	328,602	–
SPDR Dow Jones International Real Estate ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(282,406)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(660,311)	–
SPDR Gold MiniShares Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	40,892	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	95,604	–
SPDR Portfolio Long Term Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	18,834	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	44,040	–
SPDR Portfolio Mortgage Backed Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	24,190	–
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	56,577	–
SPDR Portfolio S&P 500 Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(230,918)	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(539,880)	–
SPDR Portfolio Short Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	506,531	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,184,300	–
SPDR S&P Bank ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(166,411)	–
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.63%	7/05/2023	Monthly	(389,007)	–
SPDR S&P China ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(182,077)	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(425,736)	–
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	466,592	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,090,958	–
SPDR S&P Global Natural Resources ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	75,825	–
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	177,300	–
Technology Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(277,131)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	7/05/2023	Monthly	(648,042)	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
VanEck High Yield Muni ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$(1,392,661)	$–
VanEck J.P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	310,821	–
VanEck J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	726,713	–
VanEck Vectors High-Yield Muni ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(595,645)	–
Vanguard Consumer Discretionary ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(195,532)	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 8.38%	7/05/2023	Monthly	(457,163)	–
Vanguard Emerging Markets Government Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(433,812)	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF - 4.48%	7/05/2023	Monthly	(1,014,331)	–
Vanguard Energy ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	43,128	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	100,936	–
Vanguard Financials ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	76,912	–
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	179,845	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	31,295	–
Vanguard FTSE All World ex-US Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	73,190	–
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	233,030	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	544,850	–
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	710,827	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,662,008	–
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	319,920	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	748,080	–
Vanguard Global ex-U.S. Real Estate ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,653,514)	–
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,866,022)	–
Vanguard Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	9,302	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	21,802	–
Vanguard Health Care ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	97,155	–
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	227,185	–
Vanguard Information Technology ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(62,917)	–
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF - 1.08%	7/05/2023	Monthly	(147,369)	–
Vanguard Intermediate-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,790,113)	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(4,185,494)	–
Vanguard Intermediate-Term Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	497,781	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,163,887	–
Vanguard Long-Term Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	11,539	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$27,039	$–
Vanguard Mega Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,429	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,573	–
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	87,669	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	204,960	–
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	32,191	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	75,324	–
Vanguard Russell 1000 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	861	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,010	–
Vanguard Russell 1000 Value	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(124,962)	–
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	(292,130)	–
Vanguard Short-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	2,648,446	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,192,366	–
Vanguard Small-Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	179,808	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	420,044	–
Vanguard Small-Cap Value ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	101,550	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	237,634	–
Vanguard Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,661,662)	–
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/05/2023	Monthly	(3,884,923)	–
Xtrackers USD High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(231,090)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/05/2023	Monthly	(540,283)	–
						$–

Cash posted has been segregated as collateral for swaps in the amount of $340,000 at January 31, 2022.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $630,240 and with Merrill Lynch amounted to $– at January 31, 2022. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2022.

Abbreviations

FEDEF — Federal Funds Effective Rate

FEDL01 — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Note	$6,481,342	$–	$–	$6,481,342
Exchange Traded Vehicles	22,586,467	–	–	22,586,467
Investment Companies	818,334,564	–	–	818,334,564
Short-Term Investments:
Money Market Funds	202,125,642	–	–	202,125,642
Total Investments in Securities	1,049,528,015	–	–	1,049,528,015
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$1,049,528,015	$–	$–	$1,049,528,015
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	2,333,212	115,750,647	23,586,963	(88,439,082)	(499,019)	(1,200,745)	969,272	–	1,014,826	49,198,764